Loans And Allowance For Credit Losses (Nonaccrual Status Of Loans By Class) (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2012		Mar. 31, 2012
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	¥ 1,241,057	[1]	¥ 1,163,489	[1]
Loans held for sale placed on nonaccrual status	1,000
Loans acquired with deteriorated credit quality placed on nonaccrual status	23,828		26,346
Commercial [Member] | Domestic [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	886,386		808,757
Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	224,727		199,608
Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	39,974		39,959
Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	139,333		104,690
Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	85,636		84,753
Commercial [Member] | Domestic [Member] | Wholesale And Retail [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	254,457		237,380
Commercial [Member] | Domestic [Member] | Banks And Other Financial Institutions [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	7,239		7,802
Commercial [Member] | Domestic [Member] | Communication And Information Services [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	32,613		33,233
Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	47,337		47,931
Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	55,070		53,401
Commercial [Member] | Foreign-excluding UNBC [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	75,637		69,361
Residential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	134,686		122,270
Card [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	100,475		113,450
UNBC [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	¥ 43,873		¥ 49,651

[1]	The above table does not include loans held for sale of nil and ¥1,000 million at March 31, 2012 and September 30, 2012, respectively, and loans acquired with deteriorated credit quality of ¥26,346 million and ¥23,828 million, at March 31, 2012 and September 30, 2012, respectively.